Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2017
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, depreciation rate	15.00%
Furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, depreciation rate	15.00%
Furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, depreciation rate	7.00%
Computers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, depreciation rate	33.00%
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, depreciation rate	15.00%